UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 Main Street Suite 1425 Kansas City , MO	64111
(Address of principal executive offices)	(Zip code)

 Matthew A. Swendiman, Esq.
Graydon Head & Ritchey, LLP
15 West Center Street
Lawrenceburg, IN 47025

 (Name and address of agent for service)

Registrant's telephone number, including area code: 877.244.6235

Date of fiscal year end:   12/31/2015

Date of reporting period: 09/30/2015

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY MICRO CAP VALUE FUND
SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

COMMON STOCKS - 96.63%	SHARES	FAIR VALUE

Aerospace & Defense - 1.26%
Ducommun, Inc. (a)	1,000	$20,070

Apparel - 1.43%
Perry Ellis International, Inc. (a)	1,040	22,838

Auto Parts & Equipment - 1.15%
Spartan Motors, Inc.	4,420	18,255

Banks - 17.31%
Bank of Commerce Holdings	1,275	7,370
Bar Harbor Bankshares	210	6,718
Capital City Bank Group, Inc.	1,395	20,813
Financial Institutions, Inc.	655	16,231
First Bancorp, Inc.	430	8,213
First Financial Corp.	630	20,381
First Internet Bancorp	582	18,595
Hanmi Financial Corp.	930	23,436
Horizon Bancorp	655	15,556
Independent Bank Corp.	1,440	21,254
MainSource Financial Group, Inc.	1,220	24,839
Monarch Financial Holdings, Inc.	765	9,478
Northrim BanCorp, Inc.	305	8,824
Peoples Bancorp, Inc. - OH	950	19,751
Sierra Bancorp	755	12,050
Towne Bank - Portsmouth, VA	1,235	23,280
Washington Trust Bancorp, Inc.	500	19,225
		276,014
Biotechnology - 0.80%
Harvard Bioscience, Inc. (a)	3,375	12,758

Building Materials - 1.44%
Gibraltar Industries, Inc. (a)	1,250	22,937

Commercial Services - 6.06%
Barrett Business Services, Inc.	640	27,475
CBIZ, Inc. (a)	2,190	21,506
CRA International, Inc. (a)	865	18,667
Cross Country Healthcare, Inc. (a)	765	10,412
Everi Holdings, Inc. (a)	3,630	18,622
		96,682
Computers - 0.52%
Computer Task Group, Inc.	1,340	8,295

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY MICRO CAP VALUE FUND
SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

COMMON STOCKS - 96.63% (Continued)	SHARES	FAIR VALUE

Diversified Financial Services - 2.02%
Federal Agricultural Mortgage Corp. - Class C	635	$16,466
Gain Capital Holdings, Inc.	2,165	15,761
		32,227
Electronics - 0.87%
Electro Scientific Industries, Inc.	2,000	9,280
LRAD Corp. (a)	2,720	4,542
		13,822
Energy - Alternate Services - 0.82%
Pacific Ethanol, Inc. (a)	2,025	13,142

Engineering & Construction - 3.47%
Hill International, Inc. (a)	4,560	14,957
Orion Marine Group, Inc. (a)	3,600	21,528
Sterling Construction Co., Inc. (a)	4,570	18,783
		55,268
Environmental Control - 1.16%
Ceco Environmental Corp.	2,255	18,468

Hand & Machine Tools - 0.94%
Hardinge, Inc.	1,635	15,009

Healthcare - Products - 1.06%
Digirad Corp.	2,450	9,163
Exactech, Inc. (a)	445	7,756
		16,919
Healthcare - Services - 1.16%
Almost Family, Inc. (a)	460	18,423

Home Builders - 2.85%
Century Communities, Inc. (a)	1,050	20,843
WCI Communities, Inc. (a)	1,090	24,667
		45,510
Home Furnishings - 0.75%
Daktronics, Inc.	1,370	11,878

Housewares - 0.14%
Lifetime Brands, Inc.	160	2,237

Insurance - 1.38%
United Insurance Holdings Corp.	1,670	21,960

Internet - 1.91%
Safeguard Scientifics, Inc. (a)	1,080	16,783
TeleCommunication Systems, Inc. - Class A (a)	3,960	13,622
		30,405

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY MICRO CAP VALUE FUND
SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

COMMON STOCKS - 96.63% (Continued)	SHARES	FAIR VALUE

Investment Companies - 0.66%
Saratoga Investment Corp.	650	$10,504

Iron & Steel - 0.83%
Universal Stainless & Alloy Products, Inc. (a)	1,250	13,225

Lodging - 1.08%
Century Casinos, Inc. (a)	2,800	17,220

Machinery - Diversified - 1.03%
Columbus McKinnon Corp.	900	16,344

Metal Fabricate & Hardware - 2.27%
Haynes International, Inc.	345	13,055
Northwest Pipe Co. (a)	475	6,203
Olympic Steel, Inc.	1,705	16,965
		36,223
Mining - 0.97%
Ring Energy, Inc. (a)	1,570	15,496

Miscellaneous Manufacturing - 0.48%
FreightCar America, Inc.	445	7,636

Oil & Gas - 0.66%
Evolution Petroleum Corp.	710	3,941
PetroQuest Energy, Inc. (a)	5,670	6,634
		10,575
Oil & Gas Services - 1.06%
Gulf Island Fabrication, Inc.	865	9,108
Tesco Corp.	1,095	7,818
		16,926
Real Estate - 1.20%
Community Healthcare Trust, Inc.	1,205	19,159

Real Estate Investment Trusts - 2.61%
Independence Realty Trust, Inc.	2,770	19,972
Monmouth Real Estate Investment Corp.	1,270	12,383
Sotherly Hotels, Inc.	1,370	9,316
		41,671
Retail - 8.74%
Haverty Furniture Cos., Inc.	890	20,897
MarineMax, Inc. (a)	1,560	22,043
New York & Co., Inc. (a)	2,895	7,180
Ruby Tuesday, Inc. (a)	2,535	15,742
Stage Stores, Inc.	580	5,707
Stein Mart, Inc.	2,305	22,312
Systemax, Inc. (a)	1,270	9,512
TravelCenters of America LLC (a)	1,560	16,115
West Marine, Inc. (a)	2,270	19,931
		139,439

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY MICRO CAP VALUE FUND
SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

COMMON STOCKS - 96.63% (Continued)	SHARES	FAIR VALUE

Savings & Loans - 11.76%
Banc of California, Inc.	1,795	$22,025
Berkshire Hills Bancorp, Inc.	700	19,278
Dime Community Bancshares, Inc.	1,385	23,407
ESSA Bancorp, Inc.	1,085	14,148
HomeStreet, Inc. (a)	870	20,097
HomeTrust Bancshares, Inc. (a)	1,045	19,385
Meta Financial Group, Inc.	590	24,644
SI Financial Group, Inc.	730	8,687
Territorial Bancorp, Inc.	920	23,957
United Community Financial Corp.	2,375	11,875
		187,503
Semiconductors - 4.27%
IXYS Corp.	1,810	20,200
Photronics, Inc. (a)	1,670	15,130
Rudolph Technologies, Inc. (a)	1,255	15,625
Xcerra Corp. (a)	2,740	17,207
		68,162
Software - 3.43%
American Software, Inc. - Class A	1,970	18,557
Concurrent Computer Corp.	2,065	9,767
Seachange International, Inc. (a)	2,735	17,230
Wayside Technology Group, Inc.	525	9,130
		54,684
Telecommunications - 2.79%
Black Box Corp.	730	10,760
EXFO, Inc. (a)	1,815	5,427
Silicom Ltd.	517	13,969
Spok Holdings, Inc.	590	9,711
Westell Technologies, Inc. - Class A (a)	4,100	4,674
		44,541
Transportation - 4.29%
Aegean Marine Petroleum Network, Inc.	1,785	12,031
Celadon Group, Inc.	1,205	19,304
Covenant Transportation Group, Inc. - Class A (a)	1,055	18,958
Marten Transport Ltd.	1,115	18,030
		68,323

Total Common Stocks (Cost $1,684,137)		1,540,748

MONEY MARKET FUND - 13.14%
First American Prime Obligations Fund Class Z, 0.05% (b) (Cost $209,560)	209,560	209,560

Total Investments at Fair Value - 109.77% (Cost $1,893,697)		1,750,308

Liabilities in Excess of Other Assets, Net - (9.77)%		(155,733)

Net Assets - 100.00%		$1,594,575

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at September 30, 2015, is subject to change and resets daily.

The accompanying notes are an integral part of these schedules of investments.

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

COMMON STOCKS - 99.67%	SHARES	FAIR VALUE

Agriculture - 1.01%
Andersons, Inc.	310	$10,559

Apparel - 1.64%
Perry Ellis International, Inc. (a)	775	17,019

Banks - 15.27%
Banner Corp.	440	21,019
Financial Institutions, Inc.	620	15,364
FirstMerit Corp.	1,000	17,670
Hanmi Financial Corp.	835	21,042
Independent Bank Corp. - Rockland, MA	315	14,522
MainSource Financial Group, Inc.	1,000	20,360
Old National Bancorp	1,320	18,388
Peoples Bancorp, Inc. - OH	785	16,320
Towne Bank - Portsmouth VA	760	14,326
		159,011
Building Materials - 1.95%
Gibraltar Industries, Inc. (a)	1,105	20,277

Commercial Services - 2.77%
Aaron's, Inc.	485	17,513
HMS Holdings Corp. (a)	1,295	11,357
		28,870
Computers - 1.23%
Mentor Graphics Corp.	520	12,807

Diversified Financial Services - 2.19%
GAIN Capital Holdings, Inc.	1,300	9,464
Janus Capital Group, Inc.	980	13,328
		22,792
Electric - 1.74%
Portland General Electric Co.	490	18,115

Electrical Components & Equipment - 3.62%
Encore Wire Corp.	515	16,825
EnerSys	390	20,896
		37,721
Electronics - 2.63%
AVX Corp.	1,060	13,875
Plexus Corp. (a)	350	13,503
		27,378
Energy - Alternative Solutions - 0.95%
Pacific Ethanol, Inc. (a)	1,530	9,930

Engineering & Construction - 4.12%
Comfort Systems USA, Inc.	570	15,538
EMCOR Group, Inc.	290	12,832
Granite Construction, Inc.	490	14,538
		42,908
Environmental Control - 1.34%
Ceco Environmental Corp.	1,700	13,923

Food - 0.98%
SpartanNash Co.	395	10,211

Forest Products & Paper - 1.49%
Deltic Timber Corp.	260	15,551

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

COMMON STOCKS - 99.67% (Continued)	SHARES	FAIR VALUE

Gas - 1.09%
ONE Gas, Inc.	250	$11,332

Healthcare - Services - 1.36%
LHC Group, Inc. (a)	315	14,103

Home Builders - 3.63%
TRI Pointe Group, Inc. (a)	1,530	20,028
WCI Communities, Inc. (a)	785	17,765
		37,793
Home Furnishings - 1.99%
La-Z-Boy, Inc.	780	20,717

Insurance - 4.08%
Fidelity & Guaranty Life	610	14,969
Primerica, Inc.	265	11,944
United Insurance Holdings Corp.	1,180	15,517
		42,430
Investment Companies - 1.23%
BlackRock Capital Investment Corp.	1,450	12,847

Iron & Steel - 1.30%
Carpenter Technology Corp.	455	13,545

Machinery - Diversified - 1.45%
Columbus McKinnon Corp.	830	15,073

Miscellaneous Manufacturing - 1.33%
Fabrinet (a)	755	13,839

Office Furnishing - 1.88%
Herman Miller, Inc.	680	19,611

Oil & Gas - 0.91%
California Resources Corp.	1,750	4,550
PetroQuest Energy, Inc. (a)	4,230	4,949
		9,499
Oil & Gas Services - 0.94%
Matrix Service Co. (a)	435	9,774

Real Estate - 0.99%
Forestar Group, Inc. (a)	780	10,257

Real Estate Investment Trusts - 6.15%
Agree Realty Corp.	325	9,701
Brandywine Realty Trust	797	9,819
DiamondRock Hospitality Co.	775	8,564
Lexington Realty Trust	1,255	10,166
LTC Properties, Inc.	335	14,294
National Health Investors, Inc.	200	11,498
		64,042

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

COMMON STOCKS - 99.67% (Continued)	SHARES	FAIR VALUE

Retail - 9.63%
Ascena Retail Group, Inc. (a)	1,425	$19,822
Big Lots, Inc.	320	15,334
Bloomin' Brands, Inc.	1,035	18,816
DSW, Inc. - Class A	630	15,945
Stein Mart, Inc.	1,905	18,440
TravelCenters of America LLC (a)	1,155	11,931
		100,288
Savings & Loans - 7.43%
Banc of California, Inc.	1,500	18,405
Berkshire Hills Bancorp, Inc.	680	18,727
Dime Community Bancshares, Inc.	825	13,943
HomeStreet, Inc. (a)	590	13,629
HomeTrust Bancshares, Inc. (a)	680	12,614
		77,318
Semiconductors - 7.72%
Entegris, Inc. (a)	1,010	13,322
Photronics, Inc. (a)	1,300	11,778
QLogic Corp. (a)	1,540	15,785
Rudolph Technologies, Inc. (a)	1,000	12,450
Synaptics, Inc. (a)	175	14,431
Xcerra Corp. (a)	2,010	12,623
		80,389
Software - 1.35%
Allscripts Healthcare Solutions, Inc. (a)	1,130	14,012

Transportation - 2.28%
Aegean Marine Petroleum Network, Inc.	1,175	7,919
Celadon Group, Inc.	990	15,860
		23,779

Total Common Stocks (Cost $1,072,235)		1,037,720

MONEY MARKET FUND - 1.60%
First American Prime Obligations Fund Class Z, 0.05% (b) (Cost $16,652)	16,652	16,652

Total Investments at Fair Value - 101.27% (Cost $1,088,887)		1,054,372

Liabilities in Excess of other Assets, Net - (1.27%)		(13,254)

Net Assets - 100.00%		$1,041,118

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at September 30, 2015, is subject to change and resets daily.

The accompanying notes are an integral part of these schedules of investments.

FOUNDRY PARTNERS, LLC FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — September 30, 2015 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Foundry Funds’ (the “Funds”) significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation

Processes and Structure — The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs — The company utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•            Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
•            Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•            Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements — A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

FOUNDRY PARTNERS, LLC FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — September 30, 2015 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of September 30, 2015:

Foundry Micro Cap Value Fund
	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)

Security Classification(a)			Totals
Common Stocks(b)	$1,540,748	$-	$1,540,748
Money Market Funds	209,560	-	209,560
Totals	$1,750,308	$-	$1,750,308

Foundry Small Cap Value Fund
	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)

Security Classification(a)			Totals
Common Stocks(b)	$1,037,720	$-	$1,037,720
Money Market Funds	16,652	-	16,652
Totals	$1,054,372	$-	$1,054,372

(a)	As of and during the nine month period ended September 30, 2015, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedules of Investments.

FOUNDRY PARTNERS, LLC FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — September 30, 2015 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES (continued)

The Funds recognize transfers, if any, between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of September 30, 2015, from the valuation input levels used on December 31, 2014.

During the nine month period ended September 30, 2015, no securities were fair valued.

2.	TAX MATTERS

The following information is based upon the federal income tax cost of the investment securities as of September 30, 2015:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Micro Cap Value Fund	$1,898,027	$84,948	$(232,667)	$(147,719)
Small Cap Value Fund	1,091,425	70,079	(107,132)	(37,053)

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Funds is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

3.	INVESTMENTS IN SMALL-CAP COMPANIES AND MICRO CAP COMPANIES

A Fund may invest a significant portion of its assets in securities of companies with small market capitalizations or micro market capitalizations. Certain small-cap companies and micro-cap companies may offer greater potential for capital appreciation than larger companies. However, investors should note that this potential for greater capital appreciation is accompanied by a substantial risk of loss and that, by their very nature, investments in small-cap companies and micro-cap companies tend to be very volatile and speculative. Small-cap companies and micro-cap companies may have a small share of the market for their products or services, their businesses may be limited to regional markets, or they may provide goods and services for a limited market. For example, they may be developing or marketing new products or services for markets that are not yet established or may never become established. In addition, small-cap companies and micro-cap companies may have or will develop only a regional market for products or services and thus be affected by local or regional market conditions. In addition, small-cap companies and micro-cap companies may lack depth of management or they may be unable to generate funds necessary for growth or potential development, either internally or through external financing on favorable terms. Such companies may also be insignificant in their industries and be subject to or become subject to intense competition from larger companies. Due to these and other factors, a Fund’s investments in small-cap companies and micro-cap companies may suffer significant losses. Further, there is typically a smaller market for the securities of a small-cap company or micro-cap company than for securities of a large company. Therefore, investments in small-cap companies and micro-cap companies may be less liquid and subject to significant price declines that result in losses for a Fund.

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	President
Date:	November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	President
Date:	November 25, 2015

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Principal Financial Officer
Date:	November 25, 2015